Share Capital (Details) ¥ in Thousands		6 Months Ended	12 Months Ended
	Feb. 28, 2018 $ / shares shares	Jun. 30, 2020 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
Ordinary shares authorized			1,000,000,000	1,000,000,000
Dividends on ordinary shares declared | ¥			¥ 0	¥ 0	¥ 0
MOLBASE Inc.
Stock issued during the period	310,627,024
Common stock, par value (in dollars per share) | $ / shares	$ 0.00005
Ordinary shares
Stock issued during the period		35,005,761	35,005,761
Class A ordinary shares
Ordinary shares issued			334,999,682	255,807,290
Ordinary shares outstanding			304,488,317	255,807,290
Class B ordinary shares
Ordinary shares issued			54,819,733	54,819,733
Ordinary shares outstanding			54,819,733	54,819,733